SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	Oct. 31, 2025	Jan. 31, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Jan. 31, 2023
Class of Warrant or Right [Line Items]
Exercise price		$ 2.50	$ 3.00	$ 4.80	$ 4.80	$ 4.60
Quantity	2,695,781	54,674
Warrants quantity			67,000	11,250	11,250
Warrants and Rights Outstanding		$ 2,730,812
May Eleven Two Thousand Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 3.00	$ 3.00
Quantity	1,920,149
Warrants quantity	1,920,149
Warrants and Rights Outstanding		$ 10,720
Twelve Ten Two Thousand Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 3.00	$ 3.00
Quantity	150,750
Warrants quantity	150,750
Warrants and Rights Outstanding		$ 150,750
Five Eight Two Thousand Twenty Six [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.60	$ 4.60
Quantity	54,674
Warrants quantity	54,674
Warrants and Rights Outstanding		$ 54,674
Nine Eighteen Two Thousand Twenty Six [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.60
Quantity	2,500
Warrants quantity	2,500
Eleven Seventeen Two Thousand Twenty Six [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.80	$ 4.80
Quantity	6,250
Warrants quantity	6,250
Warrants and Rights Outstanding		$ 6,250
Twelve Eight Two Thousand Twenty Six [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.80	$ 4.80
Quantity	6,250
Warrants quantity	6,250
Warrants and Rights Outstanding		$ 6,250
Twelve Eleven Two Thousand Twenty Six [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.80	$ 4.80
Quantity	3,125
Warrants quantity	3,125
Warrants and Rights Outstanding		$ 3,125
Two Twenty Eight Two Thousand Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.80
Quantity	508,333
Warrants quantity	508,333
Six Seven Two Thousand Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.80	$ 4.80
Quantity	31,250
Warrants quantity	31,250
Warrants and Rights Outstanding		$ 37,500
Eight Ten Two Thousand Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.80
Quantity	10,000
Warrants quantity	10,000
Eight Twelve Two Thousand Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.80
Quantity	1,250
Warrants quantity	1,250
Eight Twelve Two Thousand Twenty Eight One [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 4.80
Quantity	1,250
Warrants quantity	250
Eleven Twenty Nine Two Thousand Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Exercise price		$ 3.00
Warrants and Rights Outstanding		$ 1,916,325
Eight Fourteen Two Thousand Twenty Six [Member]
Class of Warrant or Right [Line Items]
Exercise price		$ 4.80
Warrants and Rights Outstanding		$ 33,750
Three Twenty Eight Two Thousand Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Exercise price		$ 4.80
Warrants and Rights Outstanding		$ 508,344
Nine Five Two Thousand Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Exercise price		$ 4.80
Warrants and Rights Outstanding		$ 3,125
Warrant One [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.15
Warrants quantity	2,070,899
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.23
Warrants quantity	57,174
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.24
Warrants quantity	567,708